UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (95.08%)
CONSUMER DISCRETIONARY – (23.68%)
Consumer Durables & Apparel – (4.73%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	71,930	$6,676,126
Hunter Douglas N.V. (Netherlands)	10,890	496,285
		7,172,411
Consumer Services – (2.54%)
Las Vegas Sands Corp.	50,400	3,856,608
Media – (4.84%)
Grupo Televisa S.A.B., ADR (Mexico)	133,600	3,882,416
Liberty Global PLC, Series C *	43,540	3,452,722
		7,335,138
Retailing – (11.57%)
Ctrip.com International, Ltd., ADR (China)*	86,200	3,405,762
Netflix Inc. *	3,110	1,273,265
Priceline.com Inc. *	2,005	2,296,326
Vipshop Holdings Ltd., ADS (China)*	80,380	8,447,134
zulily, inc., Class A *	53,700	2,133,770
		17,556,257
	Total Consumer Discretionary	35,920,414
CONSUMER STAPLES – (8.62%)
Food & Staples Retailing – (0.60%)
Brasil Pharma S.A. (Brazil)*	438,800	912,784
Food, Beverage & Tobacco – (8.02%)
Diageo PLC (United Kingdom)	119,471	3,536,150
Heineken Holding N.V. (Netherlands)	78,229	4,512,552
Lindt & Spruengli AG - Participation Certificate (Switzerland)	916	4,111,973
		12,160,675
	Total Consumer Staples	13,073,459
ENERGY – (1.22%)
Schlumberger Ltd.	21,050	1,843,349
	Total Energy	1,843,349
FINANCIALS – (8.27%)
Banks – (1.26%)
Commercial Banks – (1.26%)
Wells Fargo & Co.	42,200	1,913,348
Diversified Financials – (6.19%)
Capital Markets – (1.75%)
CETIP S.A. - Mercados Organizados (Brazil)	74,220	710,445
Charles Schwab Corp.	78,040	1,936,953
		2,647,398
Consumer Finance – (0.23%)
Springleaf Holdings Inc. *	14,810	354,848
Diversified Financial Services – (4.21%)
Berkshire Hathaway Inc., Class B *	42,420	4,734,072
Groupe Bruxelles Lambert S.A. (Belgium)	13,943	1,260,306
Pargesa Holding S.A., Bearer Shares (Switzerland)	4,966	399,843
		6,394,221
		9,396,467

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2014 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (0.82%)
Hang Lung Group Ltd. (Hong Kong)	271,000	$1,237,403
	Total Financials	12,547,218
HEALTH CARE – (10.75%)
Health Care Equipment & Services – (9.55%)
Diagnosticos da America S.A. (Brazil)	271,310	1,670,638
Essilor International S.A. (France)	12,452	1,251,657
IDEXX Laboratories, Inc. *	16,338	1,866,616
Laboratory Corp. of America Holdings *	35,760	3,212,321
Sinopharm Group Co. – H (China)	301,880	847,650
UnitedHealth Group Inc.	78,000	5,637,840
		14,486,722
Pharmaceuticals, Biotechnology & Life Sciences – (1.20%)
Sinovac Biotech Ltd. (China)*	289,268	1,829,620
	Total Health Care	16,316,342
INDUSTRIALS – (20.34%)
Capital Goods – (10.16%)
Brenntag AG (Germany)	4,550	785,482
PACCAR Inc.	67,670	3,789,182
Schneider Electric S.A. (France)	78,320	6,326,189
Textron Inc.	67,220	2,386,310
TransDigm Group, Inc. *	12,730	2,126,292
		15,413,455
Commercial & Professional Services – (0.68%)
Experian PLC (United Kingdom)	60,300	1,030,922
Transportation – (9.50%)
C.H. Robinson Worldwide, Inc.	10,900	638,031
Expeditors International of Washington, Inc.	43,670	1,784,575
Kuehne & Nagel International AG (Switzerland)	40,205	5,343,520
Wesco Aircraft Holdings, Inc. *	297,720	6,654,042
		14,420,168
	Total Industrials	30,864,545
INFORMATION TECHNOLOGY – (19.27%)
Software & Services – (19.27%)
58.Com Inc., Class A, ADR (China)*	6,440	242,209
Angie’s List Inc. *	186,980	3,355,356
ASAC II L.P., Private Placement *(a)	2,100,000	2,296,560
Google Inc., Class A *	8,928	10,543,432
NetEase, Inc., ADR (China)	18,240	1,367,453
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	20,300	2,051,924
SINA Corp. (China)*	21,890	1,426,681
SouFun Holdings Ltd., Class A, ADR (China)	38,500	3,133,515
Twitter, Inc. *	38,940	2,511,630
Youku Tudou Inc., ADR (China)*	79,622	2,305,853
		29,234,613
	Total Information Technology	29,234,613

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2014 (Unaudited)

		Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (2.93%)
	Air Products and Chemicals, Inc.	12,610	$1,325,815
	Greatview Aseptic Packaging Co., Ltd. (China)*	2,908,590	1,610,930
	Lafarge S.A. (France)	21,070	1,513,495
	Total Materials		4,450,240
	TOTAL COMMON STOCK – (Identified cost $107,029,966)		144,250,180
STOCK WARRANTS – (0.53%)
FINANCIALS – (0.53%)
Banks – (0.53%)
	Commercial Banks – (0.53%)
	Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	48,510	800,900
	TOTAL STOCK WARRANTS – (Identified cost $372,195)		800,900
SHORT-TERM INVESTMENTS – (4.57%)
	Barclays U.S. Funding LLC, Commercial Paper, 0.08%, 02/03/14	$6,938,000	6,937,969
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,937,969)		6,937,969
	Total Investments – (100.18%) – (Identified cost $114,340,131) – (b)		151,989,049
	Liabilities Less Other Assets – (0.18%)		(267,427)
	Net Assets – (100.00%)		$151,721,622

ADR: American Depositary Receipt ADS: American Depositary Share

*	Non-Income producing security.

(a)	Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $2,296,560 or 1.51% of the Fund's net assets as of January 31, 2014.

(b)	Aggregate cost for federal income tax purposes is $115,228,673. At January 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$40,563,087
	Unrealized depreciation		(3,802,711)
	Net unrealized appreciation		$36,760,376
Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (90.41%)
CONSUMER DISCRETIONARY – (20.24%)
Consumer Durables & Apparel – (7.65%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	41,320	$3,835,083
Hunter Douglas N.V. (Netherlands)	24,770	1,128,832
		4,963,915
Media – (3.19%)
Grupo Televisa S.A.B., ADR (Mexico)	71,330	2,072,850
Retailing – (9.40%)
Ctrip.com International, Ltd., ADR (China)*	61,740	2,439,348
Vipshop Holdings Ltd., ADS (China)*	34,900	3,667,641
		6,106,989
	Total Consumer Discretionary	13,143,754
CONSUMER STAPLES – (16.95%)
Food & Staples Retailing – (1.16%)
Brasil Pharma S.A. (Brazil)*	363,100	755,314
Food, Beverage & Tobacco – (15.79%)
Diageo PLC (United Kingdom)	78,430	2,321,402
Heineken Holding N.V. (Netherlands)	57,990	3,345,088
Lindt & Spruengli AG - Participation Certificate (Switzerland)	720	3,232,118
Nestle S.A. (Switzerland)	18,710	1,357,876
		10,256,484
	Total Consumer Staples	11,011,798
FINANCIALS – (4.50%)
Diversified Financials – (3.34%)
Capital Markets – (1.04%)
CETIP S.A. - Mercados Organizados (Brazil)	48,500	464,249
RHJ International (Belgium)*	42,521	211,041
		675,290
Diversified Financial Services – (2.30%)
Groupe Bruxelles Lambert S.A. (Belgium)	11,200	1,012,366
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,960	479,877
		1,492,243
		2,167,533
Real Estate – (1.16%)
Hang Lung Group Ltd. (Hong Kong)	165,980	757,875
	Total Financials	2,925,408
HEALTH CARE – (13.64%)
Health Care Equipment & Services – (7.65%)
Diagnosticos da America S.A. (Brazil)	210,600	1,296,806
Essilor International S.A. (France)	17,320	1,740,982
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	358,000	419,614
Sinopharm Group Co. - H (China)	538,800	1,512,898
		4,970,300

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (5.99%)
Roche Holding AG – Genusschein (Switzerland)	10,620	$2,920,163
Sinovac Biotech Ltd. (China)*	153,485	970,793
		3,890,956
	Total Health Care	8,861,256
INDUSTRIALS – (19.09%)
Capital Goods – (10.84%)
Brenntag AG (Germany)	4,300	742,324
Schindler Holding AG – Participation Certificate (Switzerland)	17,540	2,543,992
Schneider Electric S.A. (France)	46,460	3,752,742
		7,039,058
Commercial & Professional Services – (2.85%)
Experian PLC (United Kingdom)	74,100	1,266,854
Nielsen Holdings N.V.	13,900	587,831
		1,854,685
Transportation – (5.40%)
Kuehne & Nagel International AG (Switzerland)	26,380	3,506,083
	Total Industrials	12,399,826
INFORMATION TECHNOLOGY – (12.07%)
Software & Services – (12.07%)
58.Com Inc., Class A, ADR (China)*	3,340	125,617
NetEase, Inc., ADR (China)	25,550	1,915,483
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	10,780	1,089,642
SINA Corp. (China)*	12,700	827,723
SouFun Holdings Ltd., Class A, ADR (China)	26,700	2,173,113
Youku Tudou Inc., ADR (China)*	58,910	1,706,034
		7,837,612
	Total Information Technology	7,837,612
MATERIALS – (3.92%)
Greatview Aseptic Packaging Co., Ltd. (China)	1,911,810	1,058,861
Lafarge S.A. (France)	20,690	1,486,198
	Total Materials	2,545,059
TOTAL COMMON STOCK – (Identified cost $46,315,711)		58,724,713

DAVIS INTERNATIONAL FUND - (CONTINUED)	Schedule of Investments
January 31, 2014 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (9.57%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.03%, 02/03/14, dated 01/31/14, repurchase value of $3,385,008 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.375%-2.00%, 01/15/16-01/31/16, total market value $3,452,700)	$3,385,000	$ 3,385,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 02/03/14, dated 01/31/14, repurchase value of $2,832,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 02/01/26-08/15/43, total market value $2,888,640)	2,832,000	2,832,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,217,000)		6,217,000
		Total Investments – (99.98%) – (Identified cost $52,532,711) – (a)	64,941,713
		Other Assets Less Liabilities – (0.02%)	13,481
		Net Assets – (100.00%)	$64,955,194

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $53,386,179. At January 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$14,705,549
		Unrealized depreciation	(3,150,015)
		Net unrealized appreciation	$11,555,534
Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2014 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership’s interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2014 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2014 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis	Davis
	Global	International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$35,920,414	$13,143,754
Consumer Staples	13,073,459	11,011,798
Energy	1,843,349	–
Financials	13,348,118	2,925,408
Health Care	16,316,342	8,861,256
Industrials	30,864,545	12,399,826
Information Technology	26,938,053	7,837,612
Materials	4,450,240	2,545,059
Total Level 1	142,754,520	58,724,713

Level 2 – Other Significant Observable Inputs:
Short-term securities	6,937,969	6,217,000
Total Level 2	6,937,969	6,217,000

Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	2,296,560	–
Total Level 3	2,296,560	–
Total	$151,989,049	$64,941,713

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended January 31, 2014.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2014:

Davis Global Fund
Investment Securities:
Beginning balance	$2,194,920
Increase in unrealized appreciation	101,640
Ending balance	$2,296,560

Increase in unrealized appreciation during the period on Level 3 securities still held at January 31, 2014.	$101,640

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the three months ended January 31, 2014.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2014 (Unaudited)

Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table for Davis Global Fund

	Fair Value at	Valuation	Unobservable
Investments at Value	January 31, 2014	Technique	Input	Amount
Equity securities	$2,296,560	Liquidation proceeds/waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	14.05%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund’s investment.  An increase in the discount rate would result in a decrease in the fair value of the investment.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 31, 2014

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  March 31, 2014